Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories
Materials and spare parts non-current	$ 10,068,796	$ 10,185,044
Provision for obsolete inventory	(4,087,222)	(3,371,055)
Non-current Inventories	5,981,574	6,813,989
Materials and spare parts current	8,468,323	18,997,554
Forest inventories	456,696	621,090
Fuel oil	7,461	23,234
Diesel oil	7,476	40,097
Current Inventories	$ 8,939,956	$ 19,681,975